Financial Assets and financial liabilities - Summary of Fair value of the group's financial assets and financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 8,783	$ 28,792	$ 19,471
Financial liabilities at FVTPL	16,860	23,700
Warrants [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	16,860	23,700
Government bonds and notes [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL			17,349
Mutual Funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL			2,122
Government bonds and mutual funds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	8,783	28,792
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	8,783	28,792	19,471
Level 1 | Government bonds and notes [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL			17,349
Level 1 | Mutual Funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL			$ 2,122
Level 1 | Government bonds and mutual funds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	8,783	28,792
Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	16,860	23,700
Level 3 | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	$ 16,860	$ 23,700